Cash flows information	9 Months Ended
Sep. 30, 2024
Disclosure of Cash Flows Information [Abstract]
Cash flows information

Note 5 - Cash flows information:

a.
Transactions not requiring the use of cash flows:

	September 30, 2024		September 30, 2023
Investing activities
Right-of-use assets	Ps.	(1,448,622)	Ps.	(960,197)
Property, furniture, equipment, lease-hold improvements		(71,285)		(463,204)
Initial public offering capitalized costs		(9,525)
Financing activities
Lease liabilities	Ps.	1,448,622	Ps.	960,197
Long-term debt		71,285		463,204
Debt with related parties		(4,391)		—
Accounts payable and accrued expenses		4,391		—

b.
Reconciliation of financing items:

	Promissory Notes				Financing of transportation and store equipment		Supplier finance arrangement
	Related parties		Third parties (debt)		Debt				Total
As of January 1, 2023	Ps.	4,276,058	Ps.	445,281	Ps.	248,353	Ps.	338,336	Ps.	5,308,028
Increase of new debt (non-cash transactions)		—		—		463,204		—		463,204
Interest payable on Promissory Notes (non-cash)		413,254		46,367		—		—		459,621
Payment of debt		—		—		(463,437)		—		(463,437)
Interest payment on debt		—		—		(18,077)		—		(18,077)
Accrued interest on debt		—		—		18,077		—		18,077
Proceeds from Santander and HSBC
credit line		—		—		300,314		—		300,314
Finance obtained through supplier
finance arrangements		—		—		—		1,334,506		1,334,506
Payments made on reverse factoring
transactions		—		—		—		(1,328,640)		(1,328,640)
Exchange fluctuation		(388,593)		(40,496)		—		—		(429,089)
As of September 30, 2023	Ps.	4,300,719	Ps.	451,152	Ps.	548,434	Ps.	344,202	Ps.	5,644,507

	Promissory Notes				Financing of transportation and store equipment		Supplier finance arrangement
	Related parties		Third parties (debt)		Debt				Total
As of January 1, 2024	Ps.	4,340,452	Ps.	449,716	Ps.	421,887	Ps.	449,850	Ps.	5,661,905
Increase of new debt (non-cash transactions)		—		—		71,285		—		71,285
Reclassification of debt (non-cash transactions)		(4,391)		—		—		—		(4,391)
Interest payable on Promissory Notes (non-cash)		76,168		6,420		—		—		82,588
Payment of principal of Promissory Notes		(1,682,625)		(286,977)		—		—		(1,969,602)
Payment of accrued interests of Promissory Notes		(2,774,333)		(181,162)		—		—		(2,955,495)
Amortization of issuance costs		—		5,967		—		—		5,697
Payment of debt		—		—		(107,557)		—		(107,557)
Interest payment on debt		—		—		(76,691)		—		(76,691)
Accrued interest on debt		—		—		76,691		—		76,691
Proceeds from Santander and HSBC credit line		—		—		58,806		—		58,806
Finance obtained through supplier finance arrangements		—		—		—		2,385,967		2,385,967
Payments made on reverse factoring transactions		—		—		—		(2,276,588)		(2,276,588)
Exchange fluctuation		44,729		6,036		—		—		50,765
As of September 30, 2024	Ps.	—	Ps.	—	Ps.	444,421	Ps.	559,229	Ps.	1,003,650